Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Other Receivables
19.  Trade and Other Receivables

	2019 € m	2018 € m
Current
Trade receivables	2,387	2,761
Amounts receivable in respect of construction contracts (i)	914	878
Total trade receivables, gross	3,301	3,639
Loss allowance	(118)	(133)
Total trade receivables, net	3,183	3,506
Amounts receivable from equity accounted investments	8	9
Prepayments and other receivables	576	559
Total	3,767	4,074

Non-current
Other receivables	317	181

(i)
Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to
€
247 million and
€
183 million respectively (2018:
€
245 million and
€
168 million respectively).

Trade and other receivables are measured at amortised cost (less any loss allowance) as the Group’s business model is to “hold to collect” contractual cash flows, and the cash flows arising from trade and other receivables are solely payments of principal and interest.

Valuation and qualifying accounts (loss allowance)
The movements in the loss allowance for receivables during the financial year were as follows:

	2019 € m	2018 € m	2017 € m
At 1 January	133	131	152
Reclassified from/(as) held for sale	-	6	(6)
Translation adjustment	2	-	(7)
Provided during year	45	35	32
Disposed of during year	(30)	(3)	-
Written off during year	(26)	(30)	(36)
Arising on acquisition (note 32)	1	6	3
Recovered during year	(7)	(12)	(7)
At 31 December	118	133	131

Given the common profile of CRH’s customers, how customer credit risk is managed at appropriate group locations, and the breadth and scale of its international operations, a disclosure of concentrations of credit risk by segment best enables users of financial statements to assess CRH’s credit risk exposure. The following table sets out the gross carrying value of trade receivables and loss allowance by segment:

	Gross carrying value of trade receivables			Loss allowance
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m

Americas Materials	1,353	1,322	1,054	27	19	17
Europe Materials	1,228	1,168	1,105	70	64	70
Building Products (i)	720	1,149	1,070	21	50	44
Total Group	3,301	3,639	3,229	118	133	131

(i)	Analysis of Building Products segment by geographic location:

	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m

Americas	589	566	495	16	15	10
Europe	131	583	575	5	35	34
Total	720	1,149	1,070	21	50	44

Customer credit risk is managed according to established policies, procedures and controls. Customer credit quality is assessed in line with strict credit rating criteria and credit limits are established where appropriate. Outstanding customer balances are regularly monitored and a review for indicators of impairment (evidence of financial difficulty of the customer, payment default, breach of contract etc.) is carried out at each reporting date. Significant balances are reviewed individually while smaller balances are grouped and assessed collectively. Receivables balances are in general unsecured and non-interest-bearing.
The trade receivables balances disclosed above comprise a large number of customers spread across the Group’s activities and geographies with balances classified as “neither past due nor impaired” representing 65% of the total trade receivables balance at the balance sheet date (2018: 64%). There have been no significant changes to the Group’s credit risk parameters or to the composition of the Group’s trade receivables portfolio during the financial year.

The Group applies the simplified approach to providing for expected credit losses (ECL) permitted by IFRS 9
Financial Instruments
, which requires expected lifetime losses to be recognised from initial recognition of the receivables. Receivables such as those which relate to bonded government contracts and receivables which fall under credit insurance are considered low risk and would not attract a material ECL. Given the positive economic outlook (e.g. forecast Gross Domestic Product) for the next 12 months in the majority of the economies in which we operate we consider that our ECL adequately represents the risk of default on our receivable balances.

Trade receivables are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Where recoveries are made, these are recognised in the Consolidated Income Statement.

Aged analysis
The aged analysis of trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	2019 € m	2018 € m
Neither past due nor impaired	2,140	2,319
Past due but not impaired:
- less than 60 days	770	922
- 60 days or greater but less than 120 days	186	169
- 120 days or greater	87	96
Impaired (partial or full provision)	118	133
Total	3,301	3,639

Trade receivables and amounts receivable in respect of construction contracts are in general receivable within 90 days of the balance sheet date.